Risk and Uncertainties	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Ambulnz, Inc. [Member]
Risk and Uncertainties [Line Items]
Risk and Uncertainties

18. Risk and Uncertainties

COVID-19 Risks, Impacts and Uncertainties

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus (the “COVID-19 Outbreak”) and the risks to the international community as the virus spreads globally. In March 2020, the WHO classified the COVID-19 Outbreak as a pandemic, based on the rapid increase in exposure globally.

The spread of COVID-19 and the related country-wide shutdowns and restrictions have had a mixed impact on the Company’s business. In the ambulance transportation business, which predominantly comprises non-emergency medical transportation, the Company has seen a decline in volumes from historical and expected levels, as elective surgeries and other procedures have been postponed. In some of the Company’s larger markets, such as New York and California, there have been declines in trip volume. In addition, the Company experienced lost revenues associated with sporting, concerts and other events, as those events have been cancelled or have a significantly restricted (or entirely eliminated) the number of permitted attendees.

There are two areas where the Company has experienced positive business impacts from COVID-19. In April and May 2020, the Company participated in an emergency project with Federal Emergency Management Agency (“FEMA”) in the New York City area. This engagement resulted in incremental transportation revenue. In addition, in response to the need for widespread COVID-19 testing and available Emergency Medical Technicians (“EMT”) and Paramedics, the Company formed a new subsidiary, Rapid Reliable Testing, LLC (“RRT”), with the goal to perform COVID-19 tests at nursing homes, municipal sites, businesses, schools and other venues. RRT is part of the Mobile Health segment.

The Company has continued to operate with several back-office employees working remotely. To date, the Company has not witnessed any degradation in productivity from these employees, and the Company’s operations have proceeded without major interruption.

The measures to contain the spread of COVID-19 in the Company and other developments related to COVID-19 have materially affected the Company’s results of operations during 2020. Where applicable, the impact resulting from the COVID-19 pandemic during the year ended December 31, 2020, has been considered, including updated assessments of the recoverability of assets and evaluation of potential credit losses.

Sources of relief available to the Company included the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020, the Paycheck Protection Program and Health Care Enhancement Act (the “PPPHCE Act”), which was enacted on April 24, 2020, and the Consolidated Appropriations Act, 2021 (the “CAA”), which was enacted on December 27, 2020. The CARES Act, PPPHCE Act and the CAA authorized funding to be distributed to hospitals and other healthcare providers through the Public Health and Social Services Emergency Fund (the “PHSSEF”). In addition, the CARES Act provide for an expansion of the Medicare Accelerated and Advance Payment Program whereby inpatient acute care hospitals and other eligible providers were able to request accelerated payment of up to 100% of their Medicare payment amount for a six-month period to be repaid through withholding of future Medicare fee-for-service payments. During the year ended December 31, 2020, the Company was a beneficiary of these stimulus measures, including the Medicare Accelerated and Advance Payment Program. The Company’s accounting policies for the recognition of these stimulus monies are as follows:

Pandemic Relief Funds

During the year ended December 31, 2020, the Company received $1,046,955 in payments through the PHSSEF and various state and local programs, net of amounts that will be repaid to HHS. The PHSSEF payments received were recognized as a reduction in cost of revenues on the income statement during the year ended December 31, 2020. The recognition of amounts received is conditioned upon the provision of care for individuals with possible or actual cases of COVID-19 after January 31, 2020. Certification that payment will be used to offset costs to prevent, prepare for and respond to coronavirus will be required. Amounts are recognized as a reduction to operating costs and expenses only to the extent the Company is reasonably assured that underlying conditions have been met.

The Company’s assessment of whether the terms and conditions for amounts received are reasonably assured of having been met considers, among other things, the CARES Act, the CAA and all frequently asked questions and other interpretive guidance issued by HHS, including the Post-Payment Notice of Reporting Requirements issued on January 15, 2021 (the “January 15, 2021 Notice”) and frequently asked questions issued by HHS on January 28, 2021 which clarified previously issued guidance, as well as expenses incurred attributable to the coronavirus and the Company’s results of operations during such period as compared to the Company’s budget. Such guidance, specifically the various Post-Payment Notice of Reporting Requirements and frequently asked questions issued by HHS, set forth the allowable methods for quantifying eligible healthcare related expenses and lost revenues. Only healthcare related expenses attributable to coronavirus that another source has not reimbursed and is not obligated to reimburse are eligible to be claimed. The use of funds calculation as of December 31, 2020, takes into account expenses attributable to each respective entity, which primarily relate to incremental labor and supply costs, as well as lost revenue opportunity cost.

Amounts received through the PHSSEF or state and local programs that have not yet been recognized as a reduction to operating costs and expenses or otherwise have not been refunded to HHS or the various state and local agencies as of December 31, 2020, are reflected within accounts payable and accrued expenses in the consolidated balance sheet, and such unrecognized amounts may be recognized as a reduction in operating costs and expenses in future periods if the underlying conditions for recognition are met. HHS’ interpretation of the underlying terms and conditions of such PHSSEF payments, including auditing and reporting requirements, continues to evolve. Additional guidance or new and amended interpretations of existing guidance on the terms and conditions of such PHSSEF payments may result in changes in the Company’s estimate of amounts for which the terms and conditions are reasonably assured of being met, and any such changes may be material. Additionally, any such changes may result in the Company’s inability to recognize additional PHSSEF payments or may result in the derecognition of amounts previously recognized, which (in any such case) may be material.

Medicare Accelerated Payments

Medicare accelerated payments of approximately $2,397,024 were received by the Company in April 2020. Effective October 8, 2020, CMS is no longer accepting new applications for accelerated payments. Accordingly, the Company does not expect to receive additional Medicare accelerated payments. Payments under the Medicare Accelerated and Advance Payment program are advances that must be repaid. Effective October 1, 2020, the program was amended such that providers are required to repay accelerated payments beginning one year after the payment was issued. After such one-year period, Medicare payments owed to providers will be recouped according to the repayment terms. The repayment terms specify that for the first 11 months after repayment begins, repayment will occur through an automatic recoupment of 25% of Medicare payments otherwise owed to the provider. At the end of the eleven-month period, recoupment will increase to 50% for six months. At the end of the six months (or 29 months from the receipt of the initial accelerated payment), Medicare will issue a letter for full repayment of any remaining balance, as applicable. In such event, if payment is not received within 30 days, interest will accrue at the annual percentage rate of four percent (4%) from the date the letter was issued, and will be assessed for each full 30-day period that the balance remains unpaid. As of December 31, 2020, the entire balance of $2,397,024 of Medicare accelerated payments are reflected within accrued liabilities in the consolidated balance sheet, as the Company expects to repay the entire balance received within 12 months of December 31, 2020. The Company’s estimate of the current liability is a function of historical cash receipts from Medicare and the repayment terms set forth above.

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Ambulnz, Inc. and Subsidiaries (the “Company”) as of December 31, 2020 and 2019, the related consolidated statements of operations and comprehensive income (loss), changes in stockholders’ equity, and cash flows for the years then ended (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2020 and 2019, and the results of its operations and comprehensive income (loss) and its cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

18. Risk and Uncertainties

COVID-19 Risks, Impacts and Uncertainties

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus (the “COVID-19 Outbreak”) and the risks to the international community as the virus spreads globally. In March 2020, the WHO classified the COVID-19 Outbreak as a pandemic, based on the rapid increase in exposure globally.

The spread of COVID-19 and the related country-wide shutdowns and restrictions have had a mixed impact on the Company’s business. In the ambulance transportation business, which predominantly comprises non-emergency medical transportation, the Company has seen a decline in volumes from historical and expected levels, as elective surgeries and other procedures have been postponed. In some of the Company’s larger markets, such as New York and California, there have been declines in trip volume. In addition, the Company experienced lost revenues associated with sporting, concerts and other events, as those events have been cancelled or have a significantly restricted (or entirely eliminated) the number of permitted attendees.

There are two areas where the Company has experienced positive business impacts from COVID-19. In April and May 2020, the Company participated in an emergency project with Federal Emergency Management Agency (“FEMA”) in the New York City area. This engagement resulted in incremental transportation revenue. In addition, in response to the need for widespread COVID-19 testing and available Emergency Medical Technicians (“EMT”) and Paramedics, the Company formed a new subsidiary, Rapid Reliable Testing, LLC (“RRT”), with the goal to perform COVID-19 tests at nursing homes, municipal sites, businesses, schools and other venues. RRT is part of the Mobile Health segment.

The Company has continued to operate with several back-office employees working remotely. To date, the Company has not witnessed any degradation in productivity from these employees, and the Company’s operations have proceeded without major interruption.

The measures to contain the spread of COVID-19 in the Company and other developments related to COVID-19 have materially affected the Company’s results of operations during 2020. Where applicable, the impact resulting from the COVID-19 pandemic during the year ended December 31, 2020, has been considered, including updated assessments of the recoverability of assets and evaluation of potential credit losses.

Sources of relief available to the Company included the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020, the Paycheck Protection Program and Health Care Enhancement Act (the “PPPHCE Act”), which was enacted on April 24, 2020, and the Consolidated Appropriations Act, 2021 (the “CAA”), which was enacted on December 27, 2020. The CARES Act, PPPHCE Act and the CAA authorized funding to be distributed to hospitals and other healthcare providers through the Public Health and Social Services Emergency Fund (the “PHSSEF”). In addition, the CARES Act provide for an expansion of the Medicare Accelerated and Advance Payment Program whereby inpatient acute care hospitals and other eligible providers were able to request accelerated payment of up to 100% of their Medicare payment amount for a six-month period to be repaid through withholding of future Medicare fee-for-service payments. During the year ended December 31, 2020, the Company was a beneficiary of these stimulus measures, including the Medicare Accelerated and Advance Payment Program. The Company’s accounting policies for the recognition of these stimulus monies are as follows:

Pandemic Relief Funds

During the year ended December 31, 2020, the Company received $1,046,955 in payments through the PHSSEF and various state and local programs, net of amounts that will be repaid to HHS. The PHSSEF payments received were recognized as a reduction in cost of revenues on the income statement during the year ended December 31, 2020. The recognition of amounts received is conditioned upon the provision of care for individuals with possible or actual cases of COVID-19 after January 31, 2020. Certification that payment will be used to offset costs to prevent, prepare for and respond to coronavirus will be required. Amounts are recognized as a reduction to operating costs and expenses only to the extent the Company is reasonably assured that underlying conditions have been met.

The Company’s assessment of whether the terms and conditions for amounts received are reasonably assured of having been met considers, among other things, the CARES Act, the CAA and all frequently asked questions and other interpretive guidance issued by HHS, including the Post-Payment Notice of Reporting Requirements issued on January 15, 2021 (the “January 15, 2021 Notice”) and frequently asked questions issued by HHS on January 28, 2021 which clarified previously issued guidance, as well as expenses incurred attributable to the coronavirus and the Company’s results of operations during such period as compared to the Company’s budget. Such guidance, specifically the various Post-Payment Notice of Reporting Requirements and frequently asked questions issued by HHS, set forth the allowable methods for quantifying eligible healthcare related expenses and lost revenues. Only healthcare related expenses attributable to coronavirus that another source has not reimbursed and is not obligated to reimburse are eligible to be claimed. The use of funds calculation as of December 31, 2020, takes into account expenses attributable to each respective entity, which primarily relate to incremental labor and supply costs, as well as lost revenue opportunity cost.

Amounts received through the PHSSEF or state and local programs that have not yet been recognized as a reduction to operating costs and expenses or otherwise have not been refunded to HHS or the various state and local agencies as of December 31, 2020, are reflected within accounts payable and accrued expenses in the consolidated balance sheet, and such unrecognized amounts may be recognized as a reduction in operating costs and expenses in future periods if the underlying conditions for recognition are met. HHS’ interpretation of the underlying terms and conditions of such PHSSEF payments, including auditing and reporting requirements, continues to evolve. Additional guidance or new and amended interpretations of existing guidance on the terms and conditions of such PHSSEF payments may result in changes in the Company’s estimate of amounts for which the terms and conditions are reasonably assured of being met, and any such changes may be material. Additionally, any such changes may result in the Company’s inability to recognize additional PHSSEF payments or may result in the derecognition of amounts previously recognized, which (in any such case) may be material.

Medicare Accelerated Payments

Medicare accelerated payments of approximately $2,397,024 were received by the Company in April 2020. Effective October 8, 2020, CMS is no longer accepting new applications for accelerated payments. Accordingly, the Company does not expect to receive additional Medicare accelerated payments. Payments under the Medicare Accelerated and Advance Payment program are advances that must be repaid. Effective October 1, 2020, the program was amended such that providers are required to repay accelerated payments beginning one year after the payment was issued. After such one-year period, Medicare payments owed to providers will be recouped according to the repayment terms. The repayment terms specify that for the first 11 months after repayment begins, repayment will occur through an automatic recoupment of 25% of Medicare payments otherwise owed to the provider. At the end of the eleven-month period, recoupment will increase to 50% for six months. At the end of the six months (or 29 months from the receipt of the initial accelerated payment), Medicare will issue a letter for full repayment of any remaining balance, as applicable. In such event, if payment is not received within 30 days, interest will accrue at the annual percentage rate of four percent (4%) from the date the letter was issued, and will be assessed for each full 30-day period that the balance remains unpaid. As of December 31, 2020, the entire balance of $2,397,024 of Medicare accelerated payments are reflected within accrued liabilities in the consolidated balance sheet, as the Company expects to repay the entire balance received within 12 months of December 31, 2020. The Company’s estimate of the current liability is a function of historical cash receipts from Medicare and the repayment terms set forth above.